Summary of Significant Accounting Policies (Details 5) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Total	$ 39,276	¥ 273,433
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total			¥ 189,712	¥ 305,037
Other revenues
Disaggregation of Revenue [Line Items]
Total	39,276	273,433	189,712	305,037
Late Payment Penalties And Loan Collection Fees [Member]
Disaggregation of Revenue [Line Items]
Total	14,782	102,910
Late Payment Penalties And Loan Collection Fees [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total			113,313	218,675
Others
Disaggregation of Revenue [Line Items]
Total	$ 24,494	¥ 170,523
Others | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total			¥ 76,399	¥ 86,362